Consolidated Statements of Changes in Shareholders Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Number of Common Shares	Share capital subscription	Retained Earnings (Accumulated Deficit)	Additional Paid-In Capital
Balance, shares at Dec. 31, 2021		85,546
Balance, amount at Dec. 31, 2021	$ (506)	$ 165,061	$ (589)	$ (192,562)	$ 27,584
Statement [Line Items]
Share issuance for cash and share subscription, shares		3,984
Share issuance for cash and share subscription, amount	4,266	$ 4,834	0	0	(568)
Warrants issued	1,741	0	0	0	1,741
Stock-based compensation and service fee, amount	477	$ 2,365		0	(1,888)
Stock-based compensation and service fee, shares		1,735
Net loss	(3,746)	$ 0	0	(3,746)	0
Balance, amount at Jun. 30, 2022	2,232	$ 172,260	(589)	(196,308)	26,869
Balance, shares at Jun. 30, 2022		91,265
Statement [Line Items]
Net loss	1,340
Balance, amount at Jun. 30, 2022	2,232	$ 172,260	(589)	(196,308)	26,869
Balance, shares at Jun. 30, 2022		91,265
Balance, shares at Dec. 31, 2022		90,515
Balance, amount at Dec. 31, 2022	(482)	$ 171,671	0	(199,138)	26,985
Statement [Line Items]
Warrants issued	0	0	0	0	0
Stock-based compensation and service fee, amount	102	$ 0	0	0	102
Stock-based compensation and service fee, shares		750
Net loss	(2,497)	$ 0	0	(2,497)	0
Share issuance for cash and share subscription	0	0	0	0	0
Balance, amount at Jun. 30, 2023	$ (2,877)	$ 171,671	$ 0	$ (201,635)	$ 27,087
Balance, shares at Jun. 30, 2023		91,265